Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		€ 8,332.0
Profit/(loss) for the year		375.0	€ 522.0	€ 619.0
Other movements		29.0	28.0	1.0
Ending balance		7,025.0	8,332.0
Proceeds from sales of interests in associates			€ 378.8
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies		645.0
Sales of non-controlling interests and inclusion of companies		645.0
Telefónica Moviles Guatemala
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest		€ 114.0
Proportion of share capital sold (as a percent)		60.00%
Telefonía Celular de Nicaragua, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest		€ 112.0
Proportion of share capital sold (as a percent)		60.00%
Telefónica Móviles Panamá, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest		€ 188.0
Proportion of share capital sold (as a percent)		60.00%
Telxius Towers Germany Gmbh
Equity Attributable to Non-Controlling Interests [Roll Forward]
Increase (decrease) in deferred tax liability (asset)		€ 184.0
Pontel Participaciones, SL
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of share capital sold (as a percent)			16.65%
Telefonica, S.A. | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of indirect participation (as a percent)	9.99%
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of indirect participation (as a percent)			9.99%
Non-controlling interests
Equity Attributable to Non-Controlling Interests [Roll Forward]
Other movements		(5.0)	€ (1.0)	1.0
Non-controlling interests | Telefónica Brazil
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		4,442.0	4,604.0	5,018.0
Sales of non-controlling interests and inclusion of companies		(2.0)	(3.0)	0.0
Acquisitions of non-controlling interests and exclusion of companies		0.0	0.0	0.0
Dividends paid		(272.0)	(374.0)	(406.0)
Profit/(loss) for the year		217.0	307.0	556.0
Change in translation differences		(1,296.0)	(85.0)	(550.0)
Other movements		17.0	(7.0)	(14.0)
Ending balance		3,106.0	4,442.0	4,604.0
Sales of non-controlling interests and inclusion of companies		(2.0)	(3.0)	0.0
Non-controlling interests | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		2,544.0	2,873.0	3,114.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies		0.0	0.0	0.0
Dividends paid		(156.0)	(247.0)	(238.0)
Profit/(loss) for the year		(30.0)	(75.0)	(88.0)
Change in translation differences		0.0	0.0	0.0
Other movements		(12.0)	(7.0)	85.0
Ending balance		2,346.0	2,544.0	2,873.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Non-controlling interests | Colombia Telecomunicaciones, S.A., ESP
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		526.0	523.0	523.0
Sales of non-controlling interests and inclusion of companies		0.0	(1.0)	0.0
Acquisitions of non-controlling interests and exclusion of companies		0.0	0.0	0.0
Dividends paid		0.0	0.0	0.0
Profit/(loss) for the year		11.0	11.0	41.0
Change in translation differences		(62.0)	4.0	(19.0)
Other movements		(67.0)	(11.0)	(22.0)
Ending balance		408.0	526.0	523.0
Sales of non-controlling interests and inclusion of companies		0.0	(1.0)	0.0
Non-controlling interests | Telefónica Centroamericana Inversiones, S.L.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		106.0	316.0	307.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies		0.0	(414.0)	0.0
Dividends paid		(39.0)	0.0	(28.0)
Profit/(loss) for the year		(8.0)	196.0	30.0
Change in translation differences		(5.0)	7.0	7.0
Other movements		1.0	1.0	0.0
Ending balance		55.0	106.0	316.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Non-controlling interests | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		681.0	677.0	694.0
Sales of non-controlling interests and inclusion of companies		323.0	0.0	139.0
Acquisitions of non-controlling interests and exclusion of companies		0.0	0.0	0.0
Dividends paid		(44.0)	(87.0)	(231.0)
Profit/(loss) for the year		187.0	86.0	80.0
Change in translation differences		(69.0)	7.0	5.0
Other movements		11.0	(2.0)	(10.0)
Ending balance		1,089.0	681.0	677.0
Sales of non-controlling interests and inclusion of companies		323.0	0.0	139.0
Non-controlling interests | Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		33.0	40.0	42.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies		(3.0)	0.0	1.0
Dividends paid		(5.0)	(2.0)	(3.0)
Profit/(loss) for the year		(2.0)	(3.0)	0.0
Change in translation differences		(3.0)	0.0	(1.0)
Other movements		1.0	(2.0)	1.0
Ending balance		21.0	33.0	40.0
Sales of non-controlling interests and inclusion of companies		0.0	0.0	0.0
Non-controlling interests | Telefonica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		8,332.0	9,033.0	9,698.0
Sales of non-controlling interests and inclusion of companies		321.0	(4.0)	139.0
Acquisitions of non-controlling interests and exclusion of companies		(3.0)	(414.0)	1.0
Dividends paid		(516.0)	(710.0)	(906.0)
Profit/(loss) for the year		375.0	522.0	619.0
Change in translation differences		(1,435.0)	(67.0)	(558.0)
Other movements		(49.0)	(28.0)	40.0
Ending balance		7,025.0	8,332.0	9,033.0
Sales of non-controlling interests and inclusion of companies		€ 321.0	€ (4.0)	€ 139.0